Equity - Schedule of Shares Issued (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Shares Issued [Line Items]
Total shares issued		1,302,082
Shares Issued to Investors [Member]
Schedule of Shares Issued [Line Items]
Total shares issued		1,302,082